Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2022
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest [Abstract]
Schedule of Other Comprehensive Loss
Other comprehensive loss consisted of the following:

	Foreign currency translation adjustment(1)	Pension and other postretirement benefits adjustments, net of tax(2)	Other comprehensive income of unconsolidated affiliates	Hedging instruments	Total	Amounts attributable to noncontrolling interests	Amounts attributable to Venator
Beginning balance, January 1, 2021	(19)	(306)	(5)	1	(329)	—	(329)
Other comprehensive (loss) income before reclassifications	(37)	40	—	(1)	2	—	2
Tax expense	—	—	—	—	—	—	—
Amounts reclassified from accumulated other comprehensive loss, gross(3)	—	13	—	—	13	—	13
Tax expense	—	—	—	—	—	—	—
Net current-period other comprehensive (loss) income	(37)	53	—	(1)	15	—	15
Ending balance, December 31, 2021	(56)	(253)	(5)	—	(314)	—	(314)
Other comprehensive income (loss) before reclassifications	(92)	11	3	(2)	(80)	—	(80)
Tax expense	—	—	—	—	—	—	—
Amounts reclassified from accumulated other comprehensive loss, gross(3)	—	3	—	—	3	—	3
Tax expense	—	—	—	—	—	—	—
Net current-period other comprehensive (loss) income	(92)	14	3	(2)	(77)	—	(77)
Ending balance, December 31, 2022	$(148)	$(239)	$(2)	$(2)	$(391)	$—	$(391)

(1)Amounts are net of tax of nil each as of January 1, 2021, December 31, 2021 and 2022.
(2)Amounts are net of tax of $50 million as of January 1, 2021, December 31, 2021 and 2022, respectively.
(3)See table below for details about the amounts reclassified from accumulated other comprehensive loss.

	Year ended December 31,		Affected line item in the statement where net income is presented
	2022	2021
Details about Accumulated Other Comprehensive Loss Components:
Amortization of pension and other postretirement benefits:
Actuarial loss	$2	$12	(a)
Prior service cost	1	1	(a)
Total before tax	3	13
Income tax expense	—	—	Income tax (expense) benefit
Total reclassifications for the period, net of tax	$3	$13

(a)These accumulated other comprehensive loss components are included in the computation of net periodic pension costs. See "Note 20. Employee Benefit Plans."

Schedule of Details About Reclassifications from Other Comprehensive Loss	See table below for details about the amounts reclassified from accumulated other comprehensive loss.

	Year ended December 31,		Affected line item in the statement where net income is presented
	2022	2021
Details about Accumulated Other Comprehensive Loss Components:
Amortization of pension and other postretirement benefits:
Actuarial loss	$2	$12	(a)
Prior service cost	1	1	(a)
Total before tax	3	13
Income tax expense	—	—	Income tax (expense) benefit
Total reclassifications for the period, net of tax	$3	$13
(a)These accumulated other comprehensive loss components are included in the computation of net periodic pension costs. See "Note 20. Employee Benefit Plans."